Variable Interest Entities - Resecuritizations, Multi-seller Conduits (Details 1) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Variable Interest Entity [Line Items]
Securities transferred to agency resecuritization VIEs	$ 8,500,000,000		$ 7,800,000,000	$ 17,300,000,000		$ 14,300,000,000
Securities transferred to private-label re-securitization VIEs	0		663,000,000	192,000,000		1,000,000,000
Assets	2,246,764,000,000	[1]		2,246,764,000,000	[1]		2,117,605,000,000	[1]
Unfunded Portion of Commitments to Multi-Seller Conduits	965,963,000,000		944,493,000,000	965,963,000,000		944,493,000,000	958,709,000,000
Nonconsolidated Private-Label Re-securitizations [Member]
Variable Interest Entity [Line Items]
Assets	4,500,000,000			4,500,000,000			3,600,000,000
Residential Mortgage Backed Securities [Member] | Mortgage Securitization Entities Member | Re securitizations [Member] | Private label Resecuritizations [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	357,000,000			357,000,000			477,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	155,000,000			155,000,000			230,000,000
Mortgage Securitization Entities Member | Re securitizations [Member]
Variable Interest Entity [Line Items]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	2,800,000,000			2,800,000,000			3,500,000,000
Mortgage Securitization Entities Member | Re securitizations [Member] | Private label Resecuritizations [Member]
Variable Interest Entity [Line Items]
Senior and subordinated interest in nonconsolidated agency re-securitization entities	10,000,000			10,000,000			46,000,000
Commercial Mortgage Backed Securities [Member] | Firm Administered Multi Seller Conduits Member
Variable Interest Entity [Line Items]
Unfunded Portion of Commitments to Multi-Seller Conduits	11,300,000,000			11,300,000,000			10,000,000,000
Firm Administered Multi Seller Conduits Member
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	22,200,000,000			22,200,000,000			21,700,000,000
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ 22,200,000,000			$ 22,200,000,000			$ 21,600,000,000

[1]	The following table presents information on assets and liabilities related to VIEs that are consolidated by the Firm at June 30, 2011, and December 31, 2010. The difference between total VIE assets and liabilities represents the Firm’s interests in those entities, which were eliminated in consolidation.